Investment in Affiliates - Navios Europe I and Navios Europe II (Details) $ in Thousands	2 Months Ended	3 Months Ended	7 Months Ended	12 Months Ended
	Feb. 18, 2015	Mar. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 18, 2013 USD ($)	Oct. 09, 2013
Investments In And Advances To Affiliates [Line Items]
Payments to acquire property plant and equipment				$ 65,225	$ 0	$ 0
Proceeds from loan facility				308,368	69,512	49,764
Investment in affiliates				6,650	11,400
Due from related parties, long-term				42,878	58,016
Due from related parties, short term				16,688	18,926
Equity method investment income/ (loss)				2,948	(61,284)	(46,657)
Cost of acquired vessels				$ 38,702	177,948
Navios Europe I
Investments In And Advances To Affiliates [Line Items]
Ownership percentage								47.50%
Voting interest				50.00%
Number of vessels acquired							10
Estimated maximum potential loss				$ 0	27,409
Investment in affiliates				0	4,750
Loan portion				0	11,770
Due from related parties, long-term				0	16,014
Due from related parties, short term				0	6,645
Equity method investment income/ (loss)				$ 1,173	1,071	(274)
Navios Europe I | Navios Holdings
Investments In And Advances To Affiliates [Line Items]
Ownership percentage								47.50%
Voting interest				50.00%
Navios Europe I | Navios Maritime Partners L.P.
Investments In And Advances To Affiliates [Line Items]
Ownership percentage								5.00%
Voting interest				0.00%
Navios Europe I | Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans I
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity							$ 24,100
Increase in availability under the Navios Revolving Loans					30,000
Navios Europe I | Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans I
Investments In And Advances To Affiliates [Line Items]
Loan portion							$ 10,000
Navios Europe I | Two LR1 and Three MR1 Product Tankers
Investments In And Advances To Affiliates [Line Items]
Number of vessels acquired				5
Cost of acquired vessels				$ 84,627
Navios Europe II
Investments In And Advances To Affiliates [Line Items]
Ownership percentage	47.50%
Voting interest	50.00%
Number of vessels acquired			14
Payments to acquire property plant and equipment			$ 145,550
Estimated maximum potential loss				51,558	45,115
Investment in affiliates				6,650	6,650
Loan portion				20,662	20,662
Due from related parties, long-term				28,220	26,445
Due from related parties, short term				16,688	12,020
Equity method investment income/ (loss)				1,775	$ 2,032	$ 2,456
Navios Europe II | Navios Revolving Loans II
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity				4,503
Navios Europe II | Junior Loan II
Investments In And Advances To Affiliates [Line Items]
Debt instrument face amount			182,150
Debt instrument fair value			99,147
Navios Europe II | Senior Loans II
Investments In And Advances To Affiliates [Line Items]
Proceeds from loan facility			131,550
Navios Europe II | Navios Holdings
Investments In And Advances To Affiliates [Line Items]
Ownership percentage	47.50%
Voting interest	50.00%
Navios Europe II | Navios Maritime Partners L.P.
Investments In And Advances To Affiliates [Line Items]
Ownership percentage	5.00%
Voting interest	0.00%
Navios Europe II | Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans II
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity			43,500	$ 57,500
Increase in availability under the Navios Revolving Loans		$ 14,000
Navios Europe II | Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans II
Investments In And Advances To Affiliates [Line Items]
Loan portion			$ 14,000